Capital Management and Dividends - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	2 Months Ended	3 Months Ended		12 Months Ended
	May 21, 2018 $ / shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 AUD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Dividends Payable [Line Items]
Aggregate cost of common stock repurchased | $					$ 99.8	$ 22.3
Ordinary dividend record date				Jun. 07, 2018
Ordinary dividend payment Date				Aug. 03, 2018
Subsequent Event [Member]
Dividends Payable [Line Items]
Ordinary dividend declared (in dollars per share) | $ / shares	$ 0.30
Fiscal 2017 Program [Member]
Dividends Payable [Line Items]
Aggregate cost of common stock repurchased		$ 99.8	$ 131.4	$ 100.0
Aggregate number of common stock repurchased and cancelled (in shares) | shares		6,090,133	6,090,133
Average price paid per share of common stock repurchased and cancelled | (per share)		$ 16.40	$ 21.58